Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 24,832	$ 3,402	¥ 25,231
Restricted cash	11,697	1,602	11,503
Short-term investments, net	102,608	14,057	168,670
Accounts receivable, net of allowance of RMB3,176 and RMB3,507 (US$480) as of December 31, 2023 and 2024, respectively	10,104	1,384	10,848
Other current assets, net	18,818	2,580	12,579
Total current assets	168,849	23,133	230,255
Non-current assets:
Fixed assets, net	30,102	4,124	27,960
Licensed copyrights, net	6,930	949	6,967
Produced content, net	14,695	2,013	13,377
Intangible assets, net	772	106	881
Goodwill	22,586	3,094	22,586
Long-term investments, net	41,721	5,716	47,957
Long-term time deposits and held-to-maturity investments	98,535	13,499	24,666
Deferred tax assets, net	2,193	300	2,100
Operating lease right-of-use assets	10,898	1,493	10,851
Prepayments and receivables related to the proposed acquisition of YY Live, net	13,547	1,856	13,198
Other non-current assets	16,815	2,304	5,766
Total non-current assets	258,931	35,473	176,504
Total assets	427,780	58,606	406,759
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB34,056 and RMB39,711 (US$5,440) as of December 31, 2023 and 2024, respectively):
Short-term loans	10,669	1,462	10,257
Accounts payable and accrued liabilities	41,443	5,677	37,717
Customer deposits and deferred revenue	14,624	2,003	14,627
Deferred income	684	94	306
Long-term loans, current portion	168	23	2
Convertible senior notes, current portion	242	33	2,802
Notes payable, current portion	8,026	1,100	6,029
Operating lease liabilities	3,303	453	3,108
Total current liabilities	80,953	11,091	76,451
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB6,753 and RMB7,352 (US$1,007) as of December 31, 2023 and 2024, respectively):
Deferred income	231	32	200
Deferred revenue	585	80	481
Amounts due to related parties	56	8	77
Long-term loans	15,596	2,137	14,223
Notes payable	27,996	3,835	34,990
Convertible senior notes	8,351	1,144	8,144
Deferred tax liabilities	3,870	530	2,725
Operating lease liabilities	4,973	681	5,040
Other non-current liabilities	1,557	213	1,820
Total non-current liabilities	63,215	8,660	67,700
Total liabilities	144,168	19,751	144,151
Commitments and contingencies
Redeemable noncontrolling interests	9,870	1,352	9,465
Equity
Additional paid-in capital	91,586	12,547	87,099
Treasury stock	(6,236)	(854)	(3,818)
Retained earnings	180,073	24,670	161,240
Accumulated other comprehensive loss	(1,803)	(247)	(895)
Total Baidu, Inc. shareholders' equity	263,620	36,116	243,626
Noncontrolling interests	10,122	1,387	9,517
Total equity	273,742	37,503	253,143
Total liabilities, redeemable noncontrolling interests and equity	427,780	58,606	406,759
Related Party
Current assets:
Amounts due from related parties	790	108	1,424
Non-current assets:
Amounts due from related parties	137	19	195
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB34,056 and RMB39,711 (US$5,440) as of December 31, 2023 and 2024, respectively):
Amounts due to related parties	1,794	246	1,603
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	¥ 0	$ 0	¥ 0